Summary of Significant Accounting Policies	9 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

2.      Summary of significant accounting policies

Statement of compliance

These unaudited interim condensed consolidated financial statements for the three and nine months ended June 30, 2024, have been prepared in accordance with IAS 34, “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”). The same accounting policies and methods of computation are followed in the unaudited interim condensed consolidated financial statements as compared with the most recent annual financial statements. They do not include all of the financial statement disclosures required for annual financial statements and should be read in conjunction with the Company’s audited consolidated financial statements for the year ended September 30, 2023, and 2022, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the last annual financial statements.